Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Lease cost	¥ 103,283	¥ 103,386	¥ 104,314
Right-of-use assets obtained in exchange for new lease liabilities	88,028	37,637	52,831
Operating cash flows	¥ 75,803	¥ 82,634	¥ 83,100